UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22050

Exact name of registrant as specified in charter:
Delaware Enhanced Global Dividend and Income Fund

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2011

Item 1. Reports to Stockholders

Semiannual Report	Delaware Enhanced Global Dividend and Income Fund

May 31, 2011

The figures in the semiannual report for Delaware Enhanced Global Dividend and Income Fund represent past results, which are not a guarantee of future results. A rise or fall in interest rates can have a significant impact on bond prices. Funds that invest in bonds can lose their value as interest rates rise.

Closed-end fund

Table of contents

Security type/sector/country allocations	1

Statement of net assets	3

Statement of operations	19

Statements of changes in net assets	20

Statement of cash flows	21

Financial highlights	22

Notes to financial statements	23

Other Fund information	31

About the organization	35

Unless otherwise noted, views expressed herein are current as of May 31, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Security type/sector/country allocations

Delaware Enhanced Global Dividend and Income Fund
As of May 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type/sector	of Net Assets
Common Stock	54.27%
Consumer Discretionary	5.39%
Consumer Staples	5.75%
Diversified REITs	0.62%
Energy	4.30%
Financials	6.42%
Healthcare	6.55%
Healthcare REITs	0.12%
Hotel REITs	0.13%
Industrial REITs	0.99%
Industrials	7.93%
Information Technology	4.45%
Mall REITs	0.46%
Manufactured Housing REIT	0.08%
Materials	2.89%
Mixed REIT	0.29%
Mortgage REITs	0.09%
Multifamily REITs	0.22%
Office REITs	0.59%
Real Estate Management & Development	0.35%
Self-Storage REIT	0.04%
Shopping Center REITs	0.83%
Single Tenant REIT	0.14%
Telecommunications	3.75%
Utilities	1.89%
Convertible Preferred Stock	2.59%
Agency Collateralized Mortgage Obligations	0.24%
Agency Mortgage-Backed Securities	1.54%
Commercial Mortgage-Backed Securities	1.16%
Convertible Bonds	10.37%
Aerospace & Defense	0.29%
Auto Parts & Equipment	0.32%
Banking, Finance & Insurance	0.48%
Basic Materials	0.55%
Cable, Media & Publishing	0.15%
Computers & Technology	2.11%
Energy	0.41%
Healthcare & Pharmaceuticals	1.78%
Leisure, Lodging & Entertainment	0.75%
Machinery	0.11%
Real Estate	0.94%
Telecommunications	2.48%
Corporate Bonds	33.65%
Banking	1.09%
Basic Industry	3.21%
Brokerage	0.34%
Capital Goods	2.95%
Consumer Cyclical	3.67%
Consumer Non-Cyclical	2.91%
Energy	5.32%
Finance & Investments	1.68%
Media	2.50%
Real Estate	0.42%
Services Cyclical	2.43%
Services Non-Cyclical	1.06%
Technology	1.43%
Telecommunications	3.90%
Utilities	0.74%
Non-Agency Asset-Backed Securities	0.15%
Non-Agency Collateralized Mortgage Obligations	0.19%
Senior Secured Loans	0.79%
Sovereign Bonds	4.92%
Supranational Bank	0.67%
U.S. Treasury Obligations	0.28%
Leveraged Non-Recourse Security	0.00%
Residual Interest Trust Certificate	0.00%
Exchange-Traded Fund	2.61%
Preferred Stock	0.83%
Short-Term Investments	5.53%
Securities Lending Collateral	18.74%
Total Value of Securities	138.53%
Obligation to Return Securities Lending Collateral	(18.92%)
Borrowing Under Line of Credit	(22.63%)
Receivables and Other Assets Net of Other Liabilities	3.02%
Total Net Assets	100.00%

(continues)       1

Security type/sector/country allocations

Delaware Enhanced Global Dividend and Income Fund

Percentage
Country	of Net Assets
Australia	1.01%
Barbados	0.18%
Belgium	0.01%
Bermuda	0.38%
Brazil	1.20%
Canada	2.52%
Cayman Islands	0.56%
Chile	0.68%
China	0.74%
Colombia	0.61%
Croatia	0.17%
France	7.99%
Germany	2.01%
Hong Kong	0.99%
Indonesia	1.18%
Ireland	0.55%
Israel	0.64%
Italy	1.89%
Japan	3.30%
Luxembourg	1.43%
Mexico	0.70%
Netherlands	1.60%
Panama	0.61%
Peru	0.23%
Philippines	0.61%
Poland	0.62%
Qatar	0.17%
Republic of Korea	0.44%
Russia	0.84%
Singapore	0.88%
Supranational	0.67%
Spain	1.33%
Sweden	1.39%
Switzerland	1.41%
Taiwan	0.88%
Turkey	0.11%
United Kingdom	4.12%
United States	69.36%
Uruguay	0.25%
Total	114.26%

The percentage of net assets exceeds 100% because the Fund utilizes a line of credit with The Bank of New York Mellon, as described in Note 7 in “Notes to financial statements.” The Fund utilizes leveraging techniques in an attempt to obtain a higher return for the Fund. There is no assurance that the Fund will achieve its investment objectives through the use of such techniques.

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund
May 31, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 54.27%❖
Consumer Discretionary – 5.39%
	Bayerische Motoren Werke	9,381	$832,249
†	DIRECTV Class A	1,900	95,494
*	Don Quijote	14,500	506,829
*	Genuine Parts	13,100	717,880
	Home Depot	15,700	569,596
	Hyundai Department Store	3,546	604,247
	Mattel	25,800	680,991
*	PPR	3,440	600,292
*	Publicis Groupe	10,729	591,128
	Sumitomo Rubber Industries	12,409	143,765
*	Techtronic Industries	537,000	657,999
	Toyota Motor	33,284	1,390,824
	Vivendi	41,336	1,157,660
*	Yue Yuen Industrial Holdings	280,500	975,483
			9,524,437
Consumer Staples – 5.75%
*	Aryzta	23,314	1,297,068
	Coca-Cola Amatil	41,168	517,867
	ConAgra Foods	41,700	1,060,431
	Greggs	100,081	867,370
	Heinz (H.J.)	18,900	1,037,988
	Kimberly-Clark	15,400	1,051,820
	Kraft Foods Class A	30,600	1,070,082
	Lorillard	9,000	1,037,520
	Metro	13,726	917,013
	Parmalat	354,438	1,314,691
			10,171,850
Diversified REITs – 0.62%
	Cyrela Brazil Realty	4,100	43,919
*	Duke Realty	8,600	129,344
*	Entertainment Properties Trust	8,236	400,104
	Lexington Reality Trust	28,070	264,981
	Stockland	70,059	264,445
			1,102,793
Energy – 4.30%
	Chevron	6,500	681,915
	CNOOC	415,000	1,042,010
	ConocoPhillips	10,900	798,098
	Petroleo Brasileiro ADR	30,900	965,934
*	Royal Dutch Shell ADR	14,300	1,034,176
	Spectra Energy	37,600	1,037,384
*	Total	19,083	1,102,015
*	Total ADR	16,400	944,476
			7,606,008
Financials – 6.42%
	Allstate	32,500	1,019,850
*	AXA	60,009	1,286,569
	Banco Santander	60,743	723,790
	BB&T	19,100	526,014
*	Fifth Street Finance	26,754	329,877
	Gallagher (Arthur J.)	28,900	829,719
	Marsh & McLennan	23,300	714,611
*	Mitsubishi UFJ Financial Group	190,989	880,525
	Nordea Bank	90,500	1,063,284
	Solar Capital	43,539	1,077,590
	Standard Chartered	38,931	1,045,174
	Travelers	14,300	887,744
	UniCredit	420,721	959,653
			11,344,400
Healthcare – 6.55%
	Abbott Laboratories	14,900	778,525
*†	Alliance HealthCare Services	6,522	28,240
	Baxter International	9,400	559,488
	Bristol-Myers Squibb	33,700	969,212
	Johnson & Johnson	14,000	942,060
*	Meda Class A	124,711	1,392,279
	Merck	37,400	1,374,450
	Novartis	18,471	1,191,486
	Pfizer	53,944	1,157,099
*	Sanofi	14,228	1,128,092
*	Sanofi ADR	23,100	914,991
	Teva Pharmaceutical
	Industries ADR	22,300	1,135,070
			11,570,992
Healthcare REITs – 0.12%
	Cogdell Spencer	15,000	90,000
	Nationwide Health Properties	2,800	122,640
			212,640
Hotel REITs – 0.13%
	Ashford Hospitality Trust	4,500	64,215
	DiamondRock Hospitality	15,000	172,500
			236,715
Industrial REITs – 0.99%
	Cambridge Industrial Trust	1,170,000	474,221
	DCT Industrial Trust	16,877	95,524
*†	First Industrial Realty Trust	47,109	592,631
	Goodman Group	247,237	194,229
	STAG Industrial	31,263	397,040
			1,753,645
Industrials – 7.93%
	Alstom	18,889	1,173,101
	Asahi Glass	58,000	685,308
	Compaigne de Saint-Gobain	15,228	1,010,342
	Deutsche Post	77,364	1,459,822
*	Finmeccanica	85,107	1,062,105
†	Flextronics International	6,400	46,336
	ITOCHU	116,398	1,204,155
	Koninklijke Philips Electronics	32,279	898,775
*†	Mobile Mini	2,394	53,865

(continues)       3

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
Industrials (continued)
*	Northrop Grumman	11,200	$731,248
	Raytheon	21,100	1,063,018
	Singapore Airlines	90,000	1,033,677
*	Teleperformance	39,480	1,352,034
	Vallourec	9,466	1,189,285
*	Waste Management	27,200	1,057,536
			14,020,607
Information Technology – 4.45%
	Automatic Data Processing	16,400	903,804
	Canon ADR	15,600	748,488
†	CGI Group Class A	107,484	2,477,627
	HTC	36,450	1,557,561
	Intel	53,100	1,195,281
	Microsoft	30,300	757,803
†	Sohu.com	2,800	225,764
			7,866,328
Mall REITs – 0.46%
	General Growth Properties	12,763	210,334
	Simon Property Group	5,095	601,516
			811,850
Manufactured Housing REIT – 0.08%
	Equity Lifestyle Properties	2,300	135,125
			135,125
Materials – 2.89%
	ArcelorMittal	16,161	541,003
	duPont (E.I.) deNemours	11,000	586,300
*	Lafarge	15,702	1,087,332
	MeadWestvaco	18,900	642,978
	Rexam	193,041	1,274,161
	Rio Tinto	14,011	976,259
			5,108,033
Mixed REIT – 0.29%
*	Digital Realty Trust	8,300	517,671
			517,671
Mortgage REITs – 0.09%
*	Chimera Investment	12,100	47,311
*	Cypress Sharpridge Investments	8,200	105,288
			152,599
Multifamily REITs – 0.22%
	Camden Property Trust	4,469	287,268
*	Investors Real Estate Trust	10,260	99,419
			386,687
Office REITs – 0.59%
@	Alstria Office REIT	9,710	152,141
*	Government Properties
	Income Trust	3,852	102,001
	Mack-Cali Realty	8,300	293,488
	Orix JREIT	17	92,025
	Parkway Properties	3,500	64,260
	SL Green Realty	3,679	331,147
			1,035,062
Real Estate Management & Development – 0.35%
	Mitsubishi Estate	10,549	188,439
*	Renhe Commercial Holdings	264,000	47,220
	Starwood Property Trust	17,700	384,798
			620,457
Self-Storage REIT – 0.04%
	Extra Space Storage	3,455	75,181
			75,181
Shopping Center REITs – 0.83%
∏	Charter Hall Retail REIT	71,117	254,011
	Corio	2,648	181,893
*	Kimco Realty	8,157	159,143
	Link REIT	33,000	112,286
*	Ramco-Gershenson
	Properties Trust	13,783	181,109
	Regency Centers	900	41,679
	Unibail-Rodamco	1,399	316,368
	Westfield Group	16,989	165,117
	Westfield Retail Trust	21,112	60,019
			1,471,625
Single Tenant REIT – 0.14%
*	National Retail Properties	9,337	240,708
			240,708
Telecommunications – 3.75%
	AT&T	33,500	1,057,260
	CenturyLink	17,100	738,549
*	Frontier Communications	65,000	575,250
†	GeoEye	500	16,585
	Mobile TeleSystems ADR	38,300	776,341
†	NII Holdings	25,100	1,095,866
	Telefonica	44,444	1,080,572
	Verizon Communications	18,100	668,433
	Vodafone Group	221,417	615,633
			6,624,489
Utilities – 1.89%
	Edison International	13,300	523,488
	National Grid	105,742	1,091,643
*	National Grid ADR	14,000	728,140
	NorthWestern	3,800	125,666
	Progress Energy	18,400	876,208
			3,345,145
Total Common Stock (cost $87,765,157)			95,935,047

Convertible Preferred Stock – 2.59%
Auto Parts & Equipment – 0.12%
	Goodyear Tire & Rubber 5.875%
	exercise price $18.21,
	expiration date 4/1/14	3,750	221,016
			221,016

	Number of	Value
	Shares	(U.S. $)
Convertible Preferred Stock (continued)
Banking, Finance & Insurance – 0.81%
Aspen Insurance Holdings
5.625% exercise price $29.28,
expiration date 12/31/49	5,024	$270,354
* Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49	412	430,642
Citigroup 7.50%
exercise price $39.38,
expiration date 12/15/12	3,440	414,520
MetLife 5.00%
exercise price $44.27,
expiration date 9/11/13	3,810	315,125
		1,430,641
Computers & Technology – 0.04%
* Unisys 6.25%
exercise price $45.66,
expiration date 3/1/14	800	65,700
		65,700
Energy – 0.74%
* Apache 6.00%
exercise price $109.12,
expiration date 8/1/13	3,100	206,243
*# Chesapeake Energy 144A
5.75% exercise price $27.94,
expiration date 12/31/49	400	530,500
SandRidge Energy 8.50%
exercise price $8.01,
expiration date 12/31/49	3,485	568,926
		1,305,669
Healthcare & Pharmaceuticals – 0.32%
HealthSouth 6.50%
exercise price $30.50,
expiration date 12/31/49	479	565,340
		565,340
Telecommunications – 0.56%
Lucent Technologies
Capital Trust I 7.75%
exercise price $24.80,
expiration date 3/15/17	1,000	990,000
		990,000
Total Convertible Preferred Stock
(cost $4,154,445)		4,578,366

		Principal
		Amount°
Agency Collateralized Mortgage Obligations – 0.24%
	Fannie Mae REMICs
	Series 2001-50 BA
	7.00% 10/25/41	USD	130,616	150,932
	Series 2003-122
	4.50% 2/25/28		64,478	66,933
	Freddie Mac REMICs
	Series 2557 WE
	5.00% 1/15/18		60,000	66,252
	Series 3131 MC
	5.50% 4/15/33		40,000	43,572
	Series 3173 PE
	6.00% 4/15/35		65,000	72,470
	Series 3337 PB
	5.50% 7/15/30		24,563	24,952
Total Agency Collateralized
	Mortgage Obligations (cost $385,612)			425,111

Agency Mortgage-Backed Securities – 1.54%
•	Fannie Mae ARM
	2.572% 4/1/36		14,338	15,055
	5.031% 3/1/38		29,806	31,891
	5.141% 11/1/35		18,559	19,782
	5.997% 10/1/36		8,296	8,824
	6.013% 10/1/36		14,499	15,393
	6.264% 4/1/36		71,128	77,018
	Fannie Mae S.F. 15 yr
	4.00% 7/1/25		122,580	127,993
	4.00% 8/1/25		169,716	177,211
	4.00% 11/1/25		178,412	186,625
	5.50% 1/1/23		41,942	45,512
	Fannie Mae S.F. 30 yr
	5.00% 12/1/36		144,755	154,818
	5.00% 12/1/37		17,146	18,284
	5.00% 2/1/38		13,243	14,116
	6.50% 6/1/36		29,915	33,855
	6.50% 10/1/36		20,052	22,676
	6.50% 12/1/37		34,872	39,587
	Freddie Mac 6.00% 1/1/17		37,263	39,568
•	Freddie Mac ARM
	5.619% 7/1/36		15,077	15,839
	5.801% 10/1/36		35,635	38,399
	Freddie Mac S.F. 15 yr
	5.00% 6/1/18		16,024	17,214
	5.00% 12/1/22		85,139	91,701
	Freddie Mac S.F. 30 yr
	5.00% 1/1/34		730,777	782,517
	7.00% 11/1/33		45,816	52,990
	9.00% 9/1/30		52,496	62,573
	GNMA I S.F. 30 yr
	7.50% 12/15/23		92,310	109,545
	7.50% 1/15/32		73,515	86,195
	9.50% 9/15/17		70,202	81,665
	12.00% 5/15/15		38,679	44,251
	GNMA II S.F. 30 yr
	6.00% 11/20/28		82,794	92,125
	6.50% 2/20/30		192,158	217,748
Total Agency Mortgage-Backed
	Securities (cost $2,506,039)			2,720,970

(continues)       5

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

		Principal		Value
		Amount°		(U.S. $)
Commercial Mortgage-Backed Securities – 1.16%
#	American Tower Trust 144A
	Series 2007-1A AFX
	5.42% 4/15/37	USD	75,000	$80,839
	Bank of America
	Commercial Mortgage
	•Series 2004-3 A5
	5.441% 6/10/39		49,548	53,645
	Series 2004-5 A3
	4.561% 11/10/41		358,591	361,055
	Series 2005-1 A3
	4.877% 11/10/42		25,437	25,436
	•Series 2005-6 A4
	5.195% 9/10/47		180,000	198,132
	Bear Stearns Commercial
	Mortgage Securities
	•Series 2005-PW10 A4
	5.405% 12/11/40		100,000	110,262
	•Series 2006-PW12 A4
	5.722% 9/11/38		25,000	27,877
	Series 2007-PW15 A4
	5.331% 2/11/44		75,000	80,497
w•	Commercial Mortgage Pass
	Through Certificates
	Series 2005-C6 A5A
	5.116% 6/10/44		95,000	103,586
	Goldman Sachs Mortgage
	Securities II
	*•Series 2004-GG2 A6
	5.396% 8/10/38		60,000	65,346
	Series 2005-GG4 A4A
	4.751% 7/10/39		115,000	123,760
	•Series 2006-GG6 A4
	5.553% 4/10/38		60,000	65,403
•	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2005-LDP3 A4A
	4.936% 8/15/42		35,000	38,018
•	LB-UBS Commercial
	Mortgage Trust
	Series 2004-C4 A4
	5.323% 6/15/29		475,000	514,480
•	Morgan Stanley Capital I
	Series 2007-T27 A4
	5.641% 6/11/42		160,000	179,835
#	Timberstar Trust
	Series 2006-1A A 144A
	5.668% 10/15/36		25,000	26,501
Total Commercial Mortgage-Backed
	Securities (cost $1,808,341)			2,054,672

Convertible Bonds – 10.37%
Aerospace & Defense – 0.29%
	AAR 1.75%
	exercise price $29.43,
	expiration date 2/1/26		462,000	507,045
				507,045
Auto Parts & Equipment – 0.32%
*	ArvinMeritor 4.00%
	exercise price $26.73,
	expiration date 2/15/27		583,000	569,883
				569,883
Banking, Finance & Insurance – 0.48%
#	Ares Capital 144A 5.75%
	exercise price $19.13,
	expiration date 2/1/16		225,000	236,250
*	Jefferies Group 3.875%
	exercise price $38.72,
	expiration date 11/1/29		615,000	624,225
				860,475
Basic Materials – 0.55%
#	Owens-Brockway Glass
	Container 144A 3.00%
	exercise price $47.47,
	expiration date 5/28/15		528,000	550,440
#	Sino-Forest 144A 5.00%
	exercise price $20.29,
	expiration date 8/1/13		377,000	426,953
				977,393
Cable, Media & Publishing – 0.15%
Φ	General Cable 4.50%
	exercise price $36.75,
	expiration date 11/15/29		196,000	268,520
				268,520
Computers & Technology – 2.11%
	Advanced Micro Devices 6.00%
	exercise price $28.08,
	expiration date 5/1/15		626,000	653,387
	Euronet Worldwide 3.50%
	exercise price $40.48,
	expiration date 10/15/25		900,000	904,499
*	Intel 3.25% exercise price $22.68,
	expiration date 8/1/39		338,000	420,810
	Linear Technology 3.00%
	exercise price $44.11,
	expiration date 5/1/27		850,000	921,187
	Rovi 2.625%
	exercise price $47.36,
	expiration date 2/15/40		326,000	449,473
*	SanDisk 1.50%
	exercise price $52.37,
	expiration date 8/15/17		327,000	375,233
				3,724,589

		Principal		Value
		Amount°		(U.S. $)
Convertible Bonds (continued)
Energy – 0.41%
	Peabody Energy 4.75%
	exercise price $58.31,
	expiration date 12/15/41	USD	245,000	$309,925
	Transocean
	1.50% exercise price $166.65,
	expiration date 12/15/37		400,000	395,500
	*1.50% exercise price $166.65,
	expiration date 12/15/37		14,000	14,035
				719,460
Healthcare & Pharmaceuticals – 1.78%
	Alere 3.00%
	exercise price $43.98,
	expiration date 5/15/36		613,000	711,846
*	Amgen 0.375%
	exercise price $79.48,
	expiration date 2/1/13		510,000	517,650
*	Dendreon 2.875%
	exercise price $51.24,
	expiration date 1/15/16		331,000	377,340
ϕ	Hologic 2.00%
	exercise price $38.59,
	expiration date 12/15/37		910,000	892,938
	Medtronic 1.625%
	exercise price $54.00,
	expiration date 4/15/13		280,000	290,500
	Mylan 3.75%
	exercise price $13.32,
	expiration date 9/15/15		193,000	366,459
				3,156,733
Leisure, Lodging & Entertainment – 0.75%
#	Gaylord Entertainment
	144A 3.75%
	exercise price $27.25,
	expiration date 10/1/14		310,000	418,888
	Live Nation
	Entertainment 2.875%
	exercise price $27.14,
	expiration date 7/15/27		959,000	901,459
				1,320,347
Machinery – 0.11%
#	Altra Holdings 144A 2.75%
	exercise price $27.70,
	expiration date 3/1/31		165,000	191,606
				191,606
Real Estate – 0.94%
#	Digital Realty Trust 144A 5.50%
	exercise price $42.49,
	expiration date 4/15/29		380,000	576,888
*	Health Care REIT 3.00%
	exercise price $51.08,
	expiration date 12/1/29		574,000	651,490
#	Lexington Realty
	Trust 144A 6.00%
	exercise price $7.09,
	expiration date 1/15/30		305,000	431,575
				1,659,953
Telecommunications – 2.48%
#	Alaska Communications
	Systems Group 144A 6.25%
	exercise price $10.28,
	expiration date 5/1/18		459,000	462,443
#	Ciena 144A 3.75%
	exercise price $20.17,
	expiration date 10/15/18		318,000	488,925
#	Clearwire Communications
	144A 8.25%
	exercise price $7.08,
	expiration date 12/1/40		252,000	253,890
	Equinix 4.75%
	exercise price $84.32,
	expiration date 6/15/16		178,000	253,873
*	Leap Wireless
	International 4.50%
	exercise price $93.21,
	expiration date 7/15/14		710,000	698,462
	Level 3 Communications 6.50%
	exercise price $1.23,
	expiration date 10/1/16		200,000	403,750
	NII Holdings 3.125%
	exercise price $118.32,
	expiration date 6/15/12		700,000	703,499
	SBA Communications 4.00%
	exercise price $30.38,
	expiration date 10/1/14		378,000	545,738
*	VeriSign 3.25%
	exercise price $34.37,
	expiration date 8/15/37		480,000	571,799
				4,382,379
Total Convertible Bonds
	(cost $15,754,686)			18,338,383

Corporate Bonds – 33.65%
Banking – 1.09%
	Abbey National
	Treasury Services
	4.00% 4/27/16		30,000	30,194
	BAC Capital Trust VI
	5.625% 3/8/35		440,000	407,246
	Bank of America
	*5.625% 7/1/20		5,000	5,260
	6.50% 8/1/16		5,000	5,662
	City National
	5.25% 9/15/20		15,000	15,593
*	Fifth Third Bancorp
	3.625% 1/25/16		20,000	20,480
•	Fifth Third Capital Trust IV
	6.50% 4/15/37		270,000	270,000
	Goldman Sachs Group
	*3.625% 2/7/16		15,000	15,058
	5.375% 3/15/20		10,000	10,330
	6.25% 2/1/41		5,000	5,071

(continues)       7

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
#•	HBOS Capital Funding 144A
	6.071% 6/29/49	USD	285,000	$257,925
	JPMorgan Chase
	4.40% 7/22/20		20,000	19,856
	*4.625% 5/10/21		25,000	25,139
	JPMorgan Chase Capital XXV
	6.80% 10/1/37		55,000	56,421
	KeyCorp 5.10% 3/24/21		20,000	20,856
	PNC Funding
	5.125% 2/8/20		30,000	32,579
	5.25% 11/15/15		60,000	65,663
	5.625% 2/1/17		35,000	38,837
	Santander Holdings USA
	4.625% 4/19/16		10,000	10,304
	SunTrust Banks
	3.60% 4/15/16		5,000	5,125
•	SunTrust Capital VIII
	6.10% 12/15/36		420,000	417,132
	SVB Financial Group
	5.375% 9/15/20		25,000	25,363
	US Bancorp
	4.125% 5/24/21		20,000	20,130
•	USB Capital IX
	3.50% 10/29/49		80,000	67,390
	Wachovia
	•0.648% 10/15/16		10,000	9,515
	5.25% 8/1/14		20,000	21,789
	5.625% 10/15/16		35,000	39,133
	Wells Fargo 4.60% 4/1/21		10,000	10,259
•	Wells Fargo Capital XIII
	7.70% 12/29/49		5,000	5,163
				1,933,473
Basic Industry – 3.21%
*	AK Steel 7.625% 5/15/20		346,000	361,570
	Alcoa 6.75% 7/15/18		30,000	34,203
#	Algoma Acquisition 144A
	9.875% 6/15/15		248,000	232,500
#	APERAM 144A 7.75% 4/1/18		225,000	233,438
#	Appleton Papers 144A
	10.50% 6/15/15		188,000	200,220
	ArcelorMittal
	5.50% 3/1/21		25,000	25,232
	9.85% 6/1/19		25,000	32,250
#	Barrick North America
	Finance 144A
	4.40% 5/30/21		15,000	15,091
	5.70% 5/30/41		10,000	10,021
#	Corp Nacional de Cobre
	de Chile 144A
	3.75% 11/4/20		500,000	482,631
	Dow Chemical
	4.25% 11/15/20		6,000	5,958
	8.55% 5/15/19		34,000	44,343
	duPont (E.I.) de Nemours
	3.625% 1/15/21		5,000	4,928
#	FMG Resources
	August 2006 144A
	6.875% 2/1/18		90,000	94,500
	7.00% 11/1/15		180,000	188,100
	Georgia-Pacific
	8.00% 1/15/24		255,000	308,550
	#144A 5.40% 11/1/20		15,000	15,623
#	Headwaters 144A
	7.625% 4/1/19		265,000	259,700
*	Hexion US Finance
	9.00% 11/15/20		222,000	239,760
	International Coal Group
	9.125% 4/1/18		344,000	419,680
*	International Paper
	9.375% 5/15/19		30,000	39,476
*#	James River Escrow 144A
	7.875% 4/1/19		230,000	235,750
#	JMC Steel Group 144A
	8.25% 3/15/18		260,000	269,750
*#	Longview Fiber Paper &
	Packaging 144A
	8.00% 6/1/16		260,000	265,200
	Lyondell Chemical
	11.00% 5/1/18		325,000	367,656
#	MacDermid 144A
	9.50% 4/15/17		238,000	255,255
#	Millar Western Forest
	Products 144A
	8.50% 4/1/21		245,000	235,200
#	Momentive Performance
	Materials 144A
	9.00% 1/15/21		416,000	446,159
	Reliance Steel & Aluminum
	6.85% 11/15/36		9,000	9,125
	Ryerson
	•7.648% 11/1/14		141,000	143,644
	12.00% 11/1/15		166,000	179,695
	Teck Resources
	9.75% 5/15/14		13,000	15,889
				5,671,097
Brokerage – 0.34%
	E Trade Financial
	6.75% 6/1/16		100,000	100,500
	PIK 12.50% 11/30/17		331,000	399,682
	Jefferies Group
	6.25% 1/15/36		5,000	4,880
	6.45% 6/8/27		60,000	61,294
	Lazard Group
	6.85% 6/15/17		34,000	38,084
				604,440

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Capital Goods – 2.95%
#	Associated Materials
	144A 9.125% 11/1/17	USD	150,000	$155,438
	Berry Plastics
	9.75% 1/15/21		267,000	268,669
	10.25% 3/1/16		130,000	131,300
#	Building Materials
	of America 144A
	6.75% 5/1/21		263,000	265,630
#	Cemex Espana
	Luxembourg 144A
	9.25% 5/12/20		529,000	544,208
#	DAE Aviation Holdings 144A
	11.25% 8/1/15		184,000	194,350
	Kratos Defense &
	Security Solutions
	10.00% 6/1/17		225,000	248,625
*	Manitowoc
	9.50% 2/15/18		215,000	239,188
*#	Masonite International
	144A 8.25% 4/15/21		255,000	258,188
*	Mueller Water Products
	7.375% 6/1/17		255,000	256,913
#	Nortek 144A
	8.50% 4/15/21		265,000	254,069
*	Ply Gem Industries
	13.125% 7/15/14		230,000	251,850
#	Polypore International
	144A 7.50% 11/15/17		245,000	261,538
	Pregis 12.375% 10/15/13		244,000	243,390
*	RBS Global/Rexnord
	11.75% 8/1/16		302,000	323,894
	Temple-Inland
	6.875% 1/15/18		10,000	11,180
	TriMas 9.75% 12/15/17		180,000	200,925
#	Votorantim Cimentos
	144A 7.25% 4/5/41		1,118,000	1,109,614
				5,218,969
Consumer Cyclical – 3.67%
*	American Axle &
	Manufacturing
	7.875% 3/1/17		395,000	406,850
	ArvinMeritor
	8.125% 9/15/15		246,000	259,530
	Beazer Homes USA
	9.125% 6/15/18		65,000	62,075
	#144A 9.125% 5/15/19		305,000	290,513
#	Brown Group 144A
	7.125% 5/15/19		205,000	199,875
#	Burlington Coat Factory
	Warehouse 144A
	10.00% 2/15/19		405,000	408,037
*#	Chrysler Group 144A
	8.25% 6/15/21		250,000	250,625
	CKE Restaurants
	11.375% 7/15/18		171,000	188,100
	CVS Caremark
	5.75% 5/15/41		25,000	24,875
*	Dana Holding
	6.75% 2/15/21		210,000	211,050
	Dave & Buster’s
	11.00% 6/1/18		280,000	306,600
*#	DineEquity 144A
	9.50% 10/30/18		225,000	247,500
*#	Dunkin Finance 144A
	9.625% 12/1/18		198,000	200,721
	Express 8.75% 3/1/18		93,000	101,370
	Family Dollar Stores
	5.00% 2/1/21		15,000	14,925
*	Ford Motor
	7.45% 7/16/31		235,000	268,014
	Ford Motor Credit
	12.00% 5/15/15		195,000	249,423
	Hanesbrands
	6.375% 12/15/20		280,000	276,500
	Interface 7.625% 12/1/18		175,000	188,125
#	International Automotive
	Components Group
	144A 9.125% 6/1/18		175,000	179,813
#	Jaguar Land Rover 144A
	8.125% 5/15/21		260,000	266,500
#	M/I Homes 144A
	8.625% 11/15/18		421,000	415,210
*#	Needle Merger Sub 144A
	8.125% 3/15/19		210,000	213,675
	Norcraft
	10.50% 12/15/15		151,000	158,928
	#144A 10.50% 12/15/15		135,000	142,088
#	Pinafore 144A
	9.00% 10/1/18		376,000	414,539
	Quiksilver
	6.875% 4/15/15		250,000	245,625
	Standard Pacific
	10.75% 9/15/16		119,000	138,040
	WMG Acquisition
	9.50% 6/15/16		150,000	159,938
				6,489,064
Consumer Non-Cyclical – 2.91%
#	Accellent 144A
	10.00% 11/1/17		115,000	114,425
	Amgen 3.45% 10/1/20		25,000	24,231

(continues)       9

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
#	AMGH Merger Sub 144A
	9.25% 11/1/18	USD	245,000	$264,294
	Anheuser-Busch
	InBev Worldwide
	5.375% 11/15/14		20,000	22,412
#	Armored Autogroup
	144A 9.25% 11/1/18		290,000	295,438
	Bio-Rad Laboratories
	4.875% 12/15/20		20,000	20,400
#	Blue Merger Sub 144A
	7.625% 2/15/19		255,000	261,534
#	Bumble Bee Acquisition
	144A 9.00% 12/15/17		165,000	170,363
	CareFusion
	6.375% 8/1/19		65,000	74,606
	Celgene 3.95% 10/15/20		20,000	19,562
	Cott Beverages
	8.375% 11/15/17		132,000	141,900
	Covidien International Finance
	4.20% 6/15/20		20,000	20,599
*	Dean Foods
	7.00% 6/1/16		364,000	366,729
	Delhaize Group
	5.70% 10/1/40		7,000	6,819
	6.50% 6/15/17		5,000	5,818
#	DJO Finance 144A
	9.75% 10/15/17		374,000	391,297
	Dole Food
	13.875% 3/15/14		91,000	110,679
	Express Scripts
	3.125% 5/15/16		20,000	20,238
	Hospira 6.40% 5/15/15		95,000	108,268
	Kraft Foods
	6.125% 8/23/18		20,000	23,064
	Laboratory Corp. of
	America Holdings
	4.625% 11/15/20		25,000	25,615
	Lantheus Medical Imaging
	9.75% 5/15/17		321,000	330,629
	Life Technologies
	6.00% 3/1/20		5,000	5,482
	LVB Acquisition
	11.625% 10/15/17		244,000	275,110
	McKesson 4.75% 3/1/21		10,000	10,530
	Medco Health Solutions
	4.125% 9/15/20		20,000	19,847
	7.125% 3/15/18		10,000	12,033
	Merck 3.875% 1/15/21		15,000	15,142
#	NBTY 144A
	9.00% 10/1/18		263,000	283,383
	PHH 9.25% 3/1/16		186,000	207,855
	Pinnacle Foods Finance
	10.625% 4/1/17		180,000	193,950
	Quest Diagnostics
	4.70% 4/1/21		5,000	5,161
#	Quintiles Transnational PIK
	144A 9.50% 12/30/14		106,000	109,180
#	Reynolds Group Issuer 144A
	8.25% 2/15/21		125,000	127,813
	9.00% 4/15/19		310,000	330,537
*	Safeway 3.95% 8/15/20		15,000	14,823
#	STHI Holding 144A
	8.00% 3/15/18		235,000	243,225
	Tops Holding
	10.125% 10/15/15		131,000	140,661
#	Viskase 144A
	9.875% 1/15/18		228,000	240,255
#	Woolworths 144A
	4.55% 4/12/21		15,000	15,389
	Yale University
	2.90% 10/15/14		45,000	47,371
	Zimmer Holdings
	4.625% 11/30/19		30,000	32,176
				5,148,843
Energy – 5.32%
	American Petroleum
	Tankers Parent
	10.25% 5/1/15		268,000	286,090
	Antero Resources Finance
	9.375% 12/1/17		156,000	170,820
	Aquilex Holdings
	11.125% 12/15/16		178,000	176,220
#	Calumet Specialty
	Products Partners
	144A 9.375% 5/1/19		255,000	269,184
	CenterPoint Energy
	5.95% 2/1/17		13,000	14,479
*#	Chaparral Energy 144A
	8.25% 9/1/21		330,000	343,199
	Chesapeake Energy
	6.50% 8/15/17		135,000	146,475
	6.625% 8/15/20		87,000	91,894
	6.875% 11/15/20		13,000	13,748
	Comstock Resources
	7.75% 4/1/19		260,000	264,225
	Copano Energy
	7.75% 6/1/18		169,000	177,873
	Crosstex Energy
	8.875% 2/15/18		175,000	190,750

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Ecopetrol
	7.625% 7/23/19	USD	900,000	$1,072,124
	El Paso
	6.875% 6/15/14		44,000	50,203
	7.00% 6/15/17		205,000	238,700
•	Enbridge Energy Partners
	8.05% 10/1/37		20,000	22,149
	Energy Transfer Partners
	4.65% 6/1/21		40,000	39,950
	9.70% 3/15/19		25,000	33,329
	Enterprise Products Operating
	•7.034% 1/15/68		35,000	36,974
	9.75% 1/31/14		5,000	6,023
#	Helix Energy Solutions
	Group 144A
	9.50% 1/15/16		291,000	309,915
*#	Hercules Offshore 144A
	10.50% 10/15/17		187,000	199,623
*#	Hilcorp Energy I 144A
	8.00% 2/15/20		226,000	241,820
	Holly 9.875% 6/15/17		171,000	192,803
	Kinder Morgan Energy
	Partners 9.00% 2/1/19		30,000	38,997
#	Laredo Petroleum 144A
	9.50% 2/15/19		275,000	293,563
	Linn Energy
	8.625% 4/15/20		201,000	221,100
	#144A 6.50% 5/15/19		55,000	55,138
	MarkWest Energy Partners
	6.50% 8/15/21		270,000	273,713
#	Murray Energy 144A
	10.25% 10/15/15		230,000	248,975
*#	NFR Energy 144A
	9.75% 2/15/17		224,000	221,200
*	Noble Energy
	8.25% 3/1/19		20,000	25,834
	Noble Holding International
	4.625% 3/1/21		30,000	30,997
#	Oasis Petroleum 144A
	7.25% 2/1/19		200,000	202,000
	Offshore Group Investments
	11.50% 8/1/15		185,000	204,888
	#144A 11.50% 8/1/15		20,000	22,100
*#	OPTI Canada 144A
	9.00% 12/15/12		200,000	202,000
	Pemex Project Funding
	Master Trust
	6.625% 6/15/35		1,000,000	1,047,982
	Petrobras International Finance
	5.375% 1/27/21		20,000	20,621
	Petrohawk Energy
	7.25% 8/15/18		255,000	268,706
	Petroleum Development
	12.00% 2/15/18		217,000	245,210
	Pioneer Drilling
	9.875% 3/15/18		106,000	115,408
	Plains All American Pipeline
	8.75% 5/1/19		10,000	12,899
	Pride International
	6.875% 8/15/20		20,000	23,677
	Quicksilver Resources
	7.125% 4/1/16		190,000	188,100
#	SandRidge Energy 144A
	7.50% 3/15/21		265,000	274,606
	TNK-BP Finance
	7.875% 3/13/18		400,000	464,999
•	TransCanada Pipelines
	6.35% 5/15/67		35,000	35,795
	Transocean
	6.50% 11/15/20		10,000	11,356
	Weatherford Bermuda
	9.625% 3/1/19		15,000	19,610
	Williams Partners
	7.25% 2/1/17		10,000	12,045
#	Woodside Finance 144A
	8.125% 3/1/14		15,000	17,485
	8.75% 3/1/19		15,000	19,373
				9,406,947
Finance & Investments – 1.68%
•	American International Group
	8.175% 5/15/58		270,000	299,025
	Cardtronics 8.25% 9/1/18		84,000	92,190
•	Chubb 6.375% 3/29/67		15,000	15,975
	General Electric Capital
	4.375% 9/16/20		5,000	4,991
	5.30% 2/11/21		15,000	15,785
	6.00% 8/7/19		95,000	106,575
•	Genworth Financial
	6.15% 11/15/66		171,000	132,953
#	Health Care Services
	144A 4.70% 1/15/21		10,000	10,372
#•	ILFC E-Capital Trust I
	144A 5.97% 12/21/65		265,000	223,970
#•	ILFC E-Capital Trust II
	144A 6.25% 12/21/65		355,000	314,175
•	ING Groep
	5.775% 12/29/49		345,000	322,575
	International
	lease Finance
	6.25% 5/15/19		32,000	32,170

(continues)       11

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Finance & Investments (continued)
#•	Liberty Mutual Group
	144A 7.00% 3/15/37	USD	355,000	$354,208
	MetLife 6.40% 12/15/36		100,000	100,173
*	Nuveen Investments
	10.50% 11/15/15		378,000	402,569
	#144A 10.50% 11/15/15		110,000	116,600
	Prudential Financial
	3.875% 1/14/15		35,000	36,922
•	XL Group
	6.50% 12/29/49		410,000	391,038
				2,972,266
Media – 2.50%
#	Affinion Group 144A
	7.875% 12/15/18		352,000	336,160
#	AMO Escrow 144A
	11.50% 12/15/17		126,000	137,025
	Cablevision Systems
	8.00% 4/15/20		114,000	125,685
*	CCO Holdings
	8.125% 4/30/20		315,000	342,169
	#144A 7.00% 1/15/19		20,000	20,475
#	Clear Channel
	Communications
	144A 9.00% 3/1/21		260,000	261,950
#	Columbus International
	144A 11.50% 11/20/14		270,000	312,039
*	DIRECTV Holdings
	5.00% 3/1/21		15,000	15,627
	Entravision Communications
	8.75% 8/1/17		350,000	373,624
*	GXS Worldwide
	9.75% 6/15/15		247,000	252,558
#	inVentiv Health 144A
	10.00% 8/15/18		175,000	182,656
#	Kabel BW Erste
	Beteiligungs 144A
	7.50% 3/15/19		185,000	193,556
	MDC Partners
	11.00% 11/1/16		222,000	247,808
	#144A 11.00% 11/1/16		110,000	121,688
#	NBC Universal Media
	144A 4.375% 4/1/21		25,000	24,900
	Nexstar Broadcasting
	8.875% 4/15/17		200,000	218,000
*#	Ono Finance II 144A
	10.875% 7/15/19		240,000	267,600
#	Sinclair Television Group
	144A 9.25% 11/1/17		147,000	165,008
	Time Warner
	4.75% 3/29/21		5,000	5,108
	Time Warner Cable
	4.125% 2/15/21		5,000	4,829
	8.25% 4/1/19		20,000	25,058
#	UPC Holding 144A
	9.875% 4/15/18		345,000	388,124
*	Visant 10.00% 10/1/17		120,000	127,500
#	Vivendi 144A
	6.625% 4/4/18		25,000	28,688
#	XM Satellite Radio 144A
	7.625% 11/1/18		225,000	240,188
				4,418,023
Real Estate – 0.42%
	Brandywine Operating
	Partnership
	4.95% 4/15/18		15,000	15,434
	Developers Diversified
	Realty
	4.75% 4/15/18		5,000	5,004
	7.50% 4/1/17		5,000	5,813
	*7.875% 9/1/20		20,000	23,430
	Digital Realty Trust
	5.25% 3/15/21		20,000	20,376
	5.875% 2/1/20		10,000	10,761
	Health Care REIT
	5.25% 1/15/22		30,000	30,328
	Host Marriott
	6.375% 3/15/15		245,000	251,738
#	Qatari Diar Finance 144A
	5.00% 7/21/20		300,000	308,249
	Regency Centers
	5.875% 6/15/17		20,000	22,591
	UDR 4.25% 6/1/18		10,000	9,983
	Ventas Realty
	4.75% 6/1/21		20,000	19,976
#	WEA Finance
	4.625% 5/10/21		20,000	19,999
				743,682
Services Cyclical – 2.43%
	ARAMARK 8.50% 2/1/15		150,000	156,750
#	ARAMARK Holdings 144A
	PIK 8.625% 5/1/16		255,000	262,013
#	Brambles USA 144A
	3.95% 4/1/15		15,000	15,496
	5.35% 4/1/20		15,000	15,505
	Burlington Northern Santa Fe
	4.70% 10/1/19		10,000	10,707
	5.65% 5/1/17		5,000	5,710
#	CMA CGM 144A
	8.50% 4/15/17		260,000	237,900

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Services Cyclical (continued)
	CSX
	4.25% 6/1/21	USD	15,000	$15,054
	5.50% 4/15/41		5,000	5,025
#	Delta Air Lines 144A
	12.25% 3/15/15		193,000	217,366
#	Equinox Holdings 144A
	9.50% 2/1/16		221,000	237,575
#	ERAC USA Finance 144A
	5.25% 10/1/20		35,000	37,497
*	Harrah’s Operating
	10.00% 12/15/18		572,000	531,959
#	Icon Health &
	Fitness 144A
	11.875% 10/15/16		108,000	113,670
	Kansas City Southern
	de Mexico
	8.00% 2/1/18		187,000	208,038
	#144A 6.125% 6/15/21		60,000	60,600
	Kansas City Southern Railway
	13.00% 12/15/13		2,000	2,365
*#	Marina District Finance
	144A 9.875% 8/15/18		133,000	139,650
	MGM MIRAGE
	11.125% 11/15/17		2,000	2,330
	11.375% 3/1/18		658,000	759,989
*	Pinnacle Entertainment
	8.75% 5/15/20		198,000	214,335
#	Pokagon Gaming
	Authority 144A
	10.375% 6/15/14		10,000	10,313
	RSC Equipment Rental
	8.25% 2/1/21		135,000	140,063
	10.25% 11/15/19		5,000	5,688
	Ryder System
	3.50% 6/1/17		25,000	25,383
#	Seven Seas Cruises 144A
	9.125% 5/15/19		250,000	258,125
*#	Swift Services
	Holdings 144A
	10.00% 11/15/18		95,000	105,925
*#	Swift Transportation 144A
	12.50% 5/15/17		151,000	162,703
#	United Air Lines 144A
	12.00% 11/1/13		292,000	316,820
	Wyndham Worldwide
	5.625% 3/1/21		10,000	10,164
	5.75% 2/1/18		5,000	5,290
				4,290,008
Services Non-Cyclical – 1.06%
	Allied Waste North America
	6.875% 6/1/17		40,000	43,504
#	Casella Waste Systems
	144A 7.75% 2/15/19		265,000	269,638
	Community Health Systems
	8.875% 7/15/15		240,000	248,400
#	Darling International
	144A 8.50% 12/15/18		125,000	136,875
*#	HCA Holdings 144A
	7.75% 5/15/21		235,000	247,044
	HealthSouth
	7.75% 9/15/22		50,000	53,625
#	Highmark 144A
	4.75% 5/15/21		10,000	10,141
	6.125% 5/15/41		5,000	5,083
	Iron Mountain
	8.375% 8/15/21		140,000	150,500
#	Multiplan 144A
	9.875% 9/1/18		273,000	296,204
*	Radiation Therapy Services
	9.875% 4/15/17		216,000	220,050
	Radnet Management
	10.375% 4/1/18		174,000	181,830
	Republic Services
	4.75% 5/15/23		15,000	15,102
				1,877,996
Technology – 1.43%
*	Advanced Micro Devices
	7.75% 8/1/20		325,000	342,875
	Aspect Software
	10.625% 5/15/17		194,000	210,490
*	First Data
	9.875% 9/24/15		306,000	317,475
	11.25% 3/31/16		260,000	261,950
	Hewlett-Packard
	4.30% 6/1/21		15,000	15,152
*#	iGate 144A
	9.00% 5/1/16		250,000	258,125
#	International Wire Group
	144A 9.75% 4/15/15		155,000	163,525
	MagnaChip Semiconductor
	10.50% 4/15/18		156,000	176,865
#	MedAssets 144A
	8.00% 11/15/18		137,000	141,966
	National Semiconductor
	6.60% 6/15/17		20,000	23,933
#	Seagate HDD Cayman
	144A 7.75% 12/15/18		255,000	269,663
#	Seagate Technology
	International 144A
	10.00% 5/1/14		10,000	11,700
*	SunGard Data Systems
	10.25% 8/15/15		314,000	327,345
	Symantec
	4.20% 9/15/20		5,000	4,870
				2,525,934

(continues)       13

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Telecommunications – 3.90%
	AT&T 4.45% 5/15/21	USD	25,000	$25,514
	Avaya
	9.75% 11/1/15		40,000	41,750
	#144A 7.00% 4/1/19		255,000	250,538
	PIK 10.125% 11/1/15		160,000	167,200
#	Buccaneer Merger 144A
	9.125% 1/15/19		200,000	215,250
#	Clearwire Communications 144A
	12.00% 12/1/15		408,000	447,269
	*12.00% 12/1/17		315,000	344,531
	Cricket Communications
	7.75% 5/15/16		130,000	138,775
	*7.75% 10/15/20		135,000	133,988
#	Crown Castle Towers
	144A 4.883% 8/15/20		30,000	30,466
#	Digicel Group 144A
	9.125% 1/15/15		120,000	124,500
	10.50% 4/15/18		230,000	261,050
#	EH Holding 144A
	7.625% 6/15/21		210,000	215,775
*	Frontier Communications
	7.125% 3/15/19		120,000	124,650
	Historic TW
	6.875% 6/15/18		20,000	23,690
#	Integra Telecom Holdings
	144A 10.75% 4/15/16		190,000	200,450
	Intelsat Bermuda
	11.25% 2/4/17		640,000	694,399
	PIK 11.50% 2/4/17		273,217	297,465
*	Level 3 Financing
	10.00% 2/1/18		252,000	274,050
	MetroPCS Wireless
	6.625% 11/15/20		165,000	165,000
	*7.875% 9/1/18		90,000	97,313
#	MTS International
	Funding 144A
	8.625% 6/22/20		275,000	315,983
	NII Capital
	*7.625% 4/1/21		130,000	138,613
	10.00% 8/15/16		56,000	64,540
#	PAETEC Holding 144A
	9.875% 12/1/18		165,000	177,788
	Qwest 8.375% 5/1/16		40,000	47,700
	Qwest Communications
	International
	7.50% 2/15/14		85,000	86,381
*#	Satmex Escrow 144A
	9.50% 5/15/17		125,000	128,750
	Sprint Capital
	8.75% 3/15/32		248,000	274,970
#	Telcordia Technologies
	144A 11.00% 5/1/18		415,000	471,024
	Telecom Italia Capital
	5.25% 10/1/15		40,000	42,435
	Telefonica Emisiones
	5.462% 2/16/21		10,000	10,409
	Telesat Canada
	12.50% 11/1/17		164,000	196,800
	Virgin Media Finance
	8.375% 10/15/19		120,000	135,600
#	West 144A
	7.875% 1/15/19		255,000	260,419
	Windstream
	7.50% 4/1/23		205,000	212,175
	7.875% 11/1/17		45,000	49,444
				6,886,654
Utilities – 0.74%
	AES
	7.75% 3/1/14		129,000	141,900
	8.00% 6/1/20		44,000	47,850
	9.75% 4/15/16		10,000	11,625
	Ameren Illinois
	9.75% 11/15/18		80,000	106,183
#	American Transmission
	Systems 144A
	5.25% 1/15/22		25,000	26,841
	CMS Energy
	4.25% 9/30/15		10,000	10,435
	6.25% 2/1/20		5,000	5,478
	Commonwealth Edison
	4.00% 8/1/20		5,000	5,009
	5.80% 3/15/18		5,000	5,681
	Dominion Resources
	4.45% 3/15/21		20,000	20,599
	Duke Energy Carolinas
	3.90% 6/15/21		10,000	10,120
	Elwood Energy
	8.159% 7/5/26		154,853	154,078
	Florida Power
	5.65% 6/15/18		5,000	5,758
*	GenOn Energy
	9.50% 10/15/18		127,000	134,303
	Great Plains Energy
	4.85% 6/1/21		20,000	20,389
#	Ipalco Enterprises 144A
	5.00% 5/1/18		10,000	10,100
*	Mirant Americas
	8.50% 10/1/21		245,000	255,412
	NiSource Finance
	6.40% 3/15/18		10,000	11,488
	*6.80% 1/15/19		5,000	5,855

	Principal		Value
	Amount°		(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Pennsylvania Electric
5.20% 4/1/20	USD	25,000	$26,590
Public Service Oklahoma
5.15% 12/1/19		30,000	32,408
# Puget Energy 144A
6.00% 9/1/21		25,000	25,000
• Puget Sound Energy
6.974% 6/1/67		165,000	168,711
Sempra Energy
6.15% 6/15/18		20,000	22,976
Southern California
Edison 5.50% 8/15/18		20,000	22,971
• Wisconsin Energy
6.25% 5/15/67		10,000	10,137
			1,297,897
Total Corporate Bonds
(cost $56,648,559)			59,485,293

Non-Agency Asset-Backed Securities – 0.15%
• Citibank Credit Card
Issuance Trust Series
2004-C1 C1
0.848% 7/15/13		10,000	9,998
• Citicorp Residential
Mortgage Securities
2006-3 A5
5.948% 11/25/36		100,000	81,873
Discover Card Master
Trust Series 2007-A1
A1 5.65% 3/16/20		100,000	114,916
John Deere Owner Trust
Series 2009-A A4
3.96% 5/16/16		25,000	25,771
Series 2010-A 4A
2.13% 10/17/16		15,000	15,364
• Merrill Auto Trust
Securitization
Series 2007-1 A4
0.258% 12/15/13		8,871	8,869
Total Non-Agency Asset-Backed
Securities (cost $246,859)			256,791

Non-Agency Collateralized Mortgage Obligations – 0.19%
@• Bear Stearns ARM Trust
Series 2007-1 3A2
5.447% 2/25/47		169,287	24,633
Citicorp Mortgage Securities
Series 2006-4 3A1
5.50% 8/25/21		9,586	9,656
Series 2007-1 2A1
5.50% 1/25/22		73,490	73,218
• Citigroup Mortgage Loan
Trust Series 2007-AR8
1A3A 5.714% 8/25/37		71,542	52,985
• GSR Mortgage Loan Trust
Series 2006-AR1 3A1
5.075% 1/25/36		138,798	124,618
• MASTR ARM Trust
Series 2006-2 4A1
4.98% 2/25/36		54,007	50,428
Total Non-Agency Collateralized
Mortgage Obligations (cost $510,704)			335,538

«Senior Secured Loans – 0.79%
Brock Holdings III
10.50% 2/15/18		85,000	87,656
Endo Pharmaceuticals Holdings
7.25% 4/10/12		175,000	175,000
Level 3 Financing
14.00% 4/11/12		215,000	215,000
PQ 6.72% 7/30/15		265,000	262,847
Silgan Holdings
7.75% 1/20/12		390,000	390,000
Texas Competitive
Electric Holdings
3.50% 10/10/14		310,000	264,514
Total Senior Secured Loans
(cost $1,371,681)			1,395,017

Sovereign Bonds – 4.92%Δ
Chile – 0.40%
Chile Government
International Bond
5.50% 8/5/20	CLP	330,000,000	712,490
			712,490
Croatia – 0.17%
*# Croatia Government
International Bond
144A 6.75% 11/5/19	USD	280,000	300,885
			300,885
Indonesia – 1.18%
Indonesia Treasury Bond
11.00% 11/15/20	IDR	14,399,000,000	2,090,527
			2,090,527
Mexico – 0.48%
Mexican Bonos
7.75% 12/14/17	MXN	9,049,700	838,612
			838,612
Panama – 0.47%
Panama Government
International Bond
6.70% 1/26/36	USD	700,000	820,750
			820,750

(continues)       15

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

			Principal	Value
			Amount°	(U.S. $)
	Sovereign Bonds (continued)
	Peru – 0.23%
	Republic of Peru
	7.35% 7/21/25	USD	340,000	$413,100
				413,100
	Philippines – 0.61%
	Philippine Government
	International Bond
	6.375% 10/23/34		1,000,000	1,085,000
				1,085,000
	Poland – 0.62%
	Poland Government Bond
	5.00% 10/24/13	PLN	1,700,000	619,102
	Poland Government
	International Bond
	5.125% 4/21/21	USD	450,000	468,563
				1,087,665
	Russia – 0.40%
	Russia-Eurobond
	7.50% 3/31/30		596,850	704,659
				704,659
	Turkey – 0.11%
	Turkey Government
	International Bond
	7.375% 2/5/25		170,000	201,663
				201,663
	Uruguay – 0.25%
	Uruguay Government
	International Bond
	8.00% 11/18/22		350,000	447,650
				447,650
	Total Sovereign Bonds
	(cost $8,396,083)			8,703,001

	Supranational Bank – 0.67%
	European Investment
	Bank 9.625% 4/1/15	TRY	1,800,000	1,176,905
	Total Supranational Bank
	(cost $1,189,579)			1,176,905

	U.S. Treasury Obligations – 0.28%
	U.S. Treasury Bonds
	4.25% 11/15/40	USD	20,000	20,091
	4.75% 2/15/41		20,000	21,838
	U.S. Treasury Notes
	1.75% 5/31/16		315,000	315,984
	*3.125% 5/15/21		140,000	140,919
	Total U.S. Treasury Obligations
	(cost $494,587)			498,832

Leveraged Non-Recourse Security – 0.00%
w#@	JPMorgan Fixed Income
	Pass Through Trust
	Series 2007-B
	144A 0.00% 1/15/87		500,000	0
	Total Leveraged Non-Recourse
	Security (cost $425,000)			0

		Number of
		Shares
Residual Interest Trust Certificate – 0.00%
=w#@	Freddie Mac Auction Pass
	Through Trust Series
	2007-6 144A		175,000	0
	Total Residual Interest Trust
	Certificate (cost $190,466)			0

	Exchange-Traded Fund – 2.61%
*	iShares IBOXX $ High Yield
	Corporate Bond Fund		50,000	4,620,000
	Total Exchange-Traded Fund
	(cost $4,499,835)			4,620,000

	Preferred Stock – 0.83%
	Alabama Power 5.625%		410	10,199
	Ally Financial
	∏•8.50%		10,000	263,400
	#144A 7.00%		400	386,413
*	Developers Diversified
	Realty 7.50%		1,925	48,606
†	Freddie Mac 6.02%		33,000	87,830
•	GMAC Capital
	Trust I 8.125%		15,000	394,049
•	PNC Financial Services
	Group 8.25%		10,000	10,710
	ProLogis 6.75%		7,050	173,571
*	Vornado Realty 6.625%		3,700	91,945
	Total Preferred Stock
	(cost $2,046,059)			1,466,723

		Principal
		Amount°
	≠Short-Term Investments – 5.53%
	Discount Notes – 5.53%
	Federal Home Loan Bank
	0.01% 6/1/11	USD	9,454,005	9,454,005
	0.06% 6/7/11		314,584	314,584
	Total Short-Term Investments
	(cost $9,768,586)			9,768,589

	Total Value of Securities
	Before Securities Lending
	Collateral – 119.79%
	(cost $198,162,278)			211,759,238

	Number of	Value
	Shares	(U.S. $)
Securities Lending Collateral** – 18.74%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	213,233	$207,987
Delaware Investments Collateral
Fund No. 1	32,921,835	32,921,835
@†Mellon GSL Reinvestment
Trust II	311,516	0
Total Securities Lending Collateral
(cost $33,446,584)		33,129,822
Total Value of Securities – 138.53%
(cost $231,608,862)		244,889,060 ©
Obligation to Return Securities
Lending Collateral** – (18.92%)		(33,446,584)
Borrowing Under Line of Credit – (22.63%)		(40,000,000)
Receivables and Other Assets
Net of Other Liabilities – 3.02%		5,328,961
Net Assets Applicable to 13,061,153
Shares Outstanding; Equivalent to
$13.53 Per Share – 100.00%		$176,771,437

Components of Net Assets at May 31, 2011:
Shares of beneficial interest
(unlimited authorization – no par)		$212,762,315
Distributions in excess of net investment income		(856,259)
Accumulated net realized loss on investments		(48,890,310)
Net unrealized appreciation of investments
and foreign currencies		13,755,691
Total net assets		$176,771,437

° Principal amount shown is stated in the currency in which each security is denominated.

CLP — Chilean Peso
IDR — Indonesian Rupiah
MXN — Mexican Peso
PHP — Philippine Peso
PLN — Polish Zloty
TRY — Turkish Lira
USD — United States Dollar

❖	Securities have been classified by type of business. Classification by country of origin has been presented in Security type/sector/country allocations on page 2.
†	Non income producing security.
*	Fully or partially on loan.
@	Illiquid security. At May 31, 2011, the aggregate amount of illiquid securities was $176,774, which represented 0.10% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
∏	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At May 31, 2011, the aggregate amount of the restricted securities was $517,411, which represented 0.29% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2011, the aggregate amount of Rule 144A securities was $32,633,990, which represented 18.46% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of May 31, 2011. Interest rates reset periodically.
w
Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2011.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at May 31, 2011.
Δ	Securities have been classified by country of origin.
=
Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2011, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements.”
©	Includes $32,612,835 of securities loaned.

Summary of Abbreviations:
ADR — American Depositary Receipt
ARM — Adjustable Rate Mortgage
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
CDS — Credit Default Swap
CITI — Citigroup Global Markets
GNMA — Government National Mortgage Association
JPMC — JPMorgan Chase Bank
MASTR — Mortgage Asset Securitization Transactions, Inc.
PIK — Pay-in-kind
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
yr — Year

(continues)         17

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

The following foreign currency exchange contract and swap contracts were outstanding at May 31, 20111:

Foreign Currency Exchange Contract
				Unrealized
	Contract to		Settlement	Appreciation
Counterparty	Receive	In Exchange For	Date	(Depreciation)
BAML	PHP10,000,000	USD (229,832)	6/30/11	$1,101

Swap Contracts
CDS Contracts
	Swap		Annual		Unrealized
	Referenced	Notional	Protection	Termination	Appreciation
Counterparty	Obligation	Value	Payments	Date	(Depreciation)
	Protection
	Purchased:
BCLY	ITRAXX Europe
	Subordinate
	Financials 15.1
	5 yr CDS	$95,000	1.00%	6/20/16	$319
CITI	Sara Lee 5 yr CDS	7,000	1.00%	3/20/16	(493)
JPMC	ITRAXX Europe Subordinate
	Financials 15.1
	5 yr CDS	80,000	1.00%	6/20/16	269
JPMC	Viacom
	5 yr CDS	25,000	1.00%	9/20/15	(390)
		$207,000			$(295)
	Protection Sold /
	Moody’s Rating:
CITI	MetLife 5 yr
	CDS/A	$25,000	5.00%	9/20/14	$1,819
JPMC	Comcast 5 yr
	CDS/Baa	25,000	1.00%	9/20/15	481
JPMC	Tyson Foods
	CDS/Ba	15,000	1.00%	3/20/16	195
		$65,000			$2,495
Total					$2,200

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Enhanced Global Dividend and Income Fund
Six Months Ended May 31, 2011 (Unaudited)

Investment Income:
Interest	$3,668,376
Dividends	2,129,960
Securities lending income	103,697
Foreign tax withheld	(102,356)	$5,799,677

Expenses:
Management fees	1,052,667
Reports to shareholders	43,070
Accounting and administration expenses	41,404
Legal fees	36,954
Dividend disbursing and transfer agent fees and expenses	20,042
Custodian fees	17,000
Leverage expenses	12,639
NYSE fees	11,987
Audit and tax	10,009
Pricing fees	9,298
Trustees’ fees	4,456
Dues and services	4,062
Insurance fees	3,007
Consulting fees	958
Trustees’ expenses	338
Registration fees	332
Total operating expenses (before interest expense)		1,268,223
Interest expense		315,972
Total operating expenses (after interest expense)		1,584,195
Net Investment Income		4,215,482

Net Realized and Unrealized Gain on Investments and Foreign Currencies:
Net realized gain on:
Investments		5,598,662
Options written		49,412
Foreign currencies		32,470
Foreign currency exchange contracts		7,733
Swap contracts		6,686
Net realized gain		5,694,963
Net change in unrealized appreciation/depreciation of investments and foreign currencies		13,936,576
Net Realized and Unrealized Gain on Investments and Foreign Currencies		19,631,539

Net Increase in Net Assets Resulting from Operations		$23,847,021

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Enhanced Global Dividend and Income Fund

	Six Months	Year
	Ended	Ended
	5/31/11	11/30/10
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$4,215,482	$7,373,688
Net realized gain on investments and foreign currencies	5,694,963	3,678,581
Net change in unrealized appreciation/depreciation of investments and foreign currencies	13,936,576	8,310,279
Net increase in net assets resulting from operations	23,847,021	19,362,548

Dividends and Distributions to Shareholders from:1
Net investment income	(8,018,905)	(11,913,695)
Return of capital	—	(4,052,200)
	(8,018,905)	(15,965,895)

Capital Share Transactions:2
Cost of shares reinvested	478,707	1,020,065
Increase in net assets derived from capital share transactions	478,707	1,020,065

Net Increase in Net Assets	16,306,823	4,416,718

Net Assets:
Beginning of period	160,464,614	156,047,896
End of period (including distributions in excess of net investment income of $856,259
and $787,504, respectively)	$176,771,437	$160,464,614

1See Note 4 in “Notes to financial statements.”
2See Note 6 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statement of cash flows

Delaware Enhanced Global Dividend and Income Fund
Six Months Ended May 31, 2011 (Unaudited)

Net Cash (Including Foreign Currency) Provided by Operating Activities:
Net increase in net assets resulting from operations	$23,847,021

Adjustments to reconcile net increase in net assets from
operations to cash provided by operating activities:
Amortization of premium and discount on investments purchased	(39,407)
Proceeds from disposition of investment securities	94,437,925
Purchase of short-term investment securities, net	(1,386,311)
Purchase of investment securities	(89,010,989)
Net realized gain on investment transactions	(5,612,860)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(13,936,576)
Increase in receivable for investments sold	(1,736,493)
Increase in interest and dividends receivable	(101,675)
Increase in payable for investments purchased	823,795
Decrease in accrued expenses and other liabilities	(29,619)
Total adjustments	(16,592,210)
Net cash provided by operating activities	7,254,811

Cash Flows Used for Financing Activities:
Cash dividends and distributions paid	(8,018,905)
Cost of fund shares reinvested	478,707
Net cash used for financing activities	(7,540,198)
Effect of exchange rates on cash	248,622
Net decrease in cash	(36,765)
Cash at beginning of period	4,079,857
Cash at end of period	$4,043,092

Interest paid for borrowings during the period	$315,972

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Enhanced Global Dividend and Income Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				6/29/072
	Ended	Year Ended			to
	5/31/111	11/30/10	11/30/09	11/30/08	11/30/07
	(Unaudited)
Net asset value, beginning of period	$12.320	$12.060	$ 8.770	$17.640	$19.100

Income (loss) from investment operations:
Net investment income3	0.323	0.568	0.685	0.769	0.288
Net realized and unrealized gain (loss) on investments and foreign currencies	1.502	0.922	3.875	(7.935)	(1.285)
Total from investment operations	1.825	1.490	4.560	(7.166)	(0.997)

Less dividends and distributions from:
Net investment income	(0.615)	(0.918)	(0.668)	(0.644)	(0.284)
Return of capital	—	(0.312)	(0.602)	(1.060)	(0.142)
Total dividends and distributions	(0.615)	(1.230)	(1.270)	(1.704)	(0.426)

Capital share transactions:
Common share offering cost charged to paid in capital	—	—	—	—	(0.037)
Total capital share transactions	—	—	—	—	(0.037)

Net asset value, end of period	$13.530	$12.320	$12.060	$ 8.770	$17.640

Market value, end of period	$13.620	$12.310	$12.290	$ 6.080	$15.370

Total return based on:4
Market value	15.92%	10.92%	134.96%	(54.14% )	(17.24% )
Net asset value	15.07%	13.13%	59.12%	(42.25% )	(4.97% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$176,771	$160,465	$156,048	$113,400	$228,204
Ratio of expenses to average net assets	1.86%	1.95%	2.14%	1.66%	1.17%
Ratio of expenses to adjusted average net assets (before interest expense)5	1.20%	1.22%	1.26%	1.24%	1.17%
Ratio of interest expense to adjusted average net assets5	0.30%	0.33%	0.35%	0.29%	—
Ratio of net investment income to average net assets	4.94%	4.68%	6.73%	5.33%	3.68%
Ratio of net investment income to adjusted average net assets5	4.00%	3.73%	5.06%	4.91%	3.68%
Portfolio turnover	45%	83%	88%	97%	175%

Leverage Analysis:
Debt outstanding at end of period at par (000 omitted)	$40,000	$40,000	$40,000	$40,000	—
Asset coverage per $1,000 of debt outstanding at end of period	$5,419	$5,012	$4,901	$3,835	—

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
5 Adjusted average net assets excludes debt outstanding.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund
May 31, 2011 (Unaudited)

Delaware Enhanced Global Dividend and Income Fund (Fund) is organized as a Delaware statutory trust and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s shares trade on the New York Stock Exchange (NYSE) under the symbol DEX.

The primary investment objective of the Fund is to seek current income, with a secondary objective of capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the NYSE on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities and credit default swap (CDS) contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2007–November 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Distributions — The Fund has implemented a managed distribution policy. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains. The balance of the distribution will then come from long-term capital gains to the extent permitted, and if necessary, a return of capital. Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years. For federal income tax purposes, the effect of such capital loss carryovers may be to convert (to the extent of such current year gains) what would otherwise be returns of capital into distributions taxable as ordinary income. This tax effect can occur during times of extended market volatility. Under the Regulated Investment Company Modernization Act of 2010, this tax effect attributable to the Fund’s capital loss carryovers (the conversion of returns of capital into distributions taxable as ordinary income) will no longer apply to net capital losses of the Fund arising in Fund tax years beginning after November 30, 2011. The actual determination of the source of the Fund’s distributions can be made only at year-end. Shareholders should receive written notification regarding the actual components and tax treatments of all Fund distributions for the calendar year 2011 in early 2012.

To Be Announced Trades — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Mortgage Dollar Rolls — The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. The Fund accounts for mortgage-dollar-roll transactions as purchases and sales, these transactions may increase the Fund’s portfolio turnover rate.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses

(continues)       23

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

1. Significant Accounting Policies (continued)

resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2011.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its Investment Management Agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 1.00% of the adjusted average daily net assets of the Fund. For purposes of the calculation of investment management fees, adjusted average weekly net assets excludes the line of credit liability.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of adjusted average daily net assets in excess of $50 billion. For purposes of the calculation of DSC fees, adjusted average daily net assets excludes the line of credit liability. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2011, the Fund was charged $5,212 for these services.

At May 31, 2011, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$183,118
Fees and other expenses payable to DSC	904
Other expenses payable to DMC and affiliates*	8,171

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and Trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2011, the Fund was charged $30,655 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC and DSC are officers and/or Trustees of the Fund. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2011, the Fund made purchases of $86,070,018 and sales of $91,557,761 of investment securities other than U.S. government securities and short-term investments. For the six months ended May 31, 2011, the Fund made purchases of $2,940,971 and sales of $2,880,164 of long-term U.S. government securities.

At May 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2011, the cost of investments was $233,284,262. At May 31, 2011, net unrealized appreciation was $11,604,798, of which $20,947,831 related to unrealized appreciation of investments and $9,343,033 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed
& Mortgage-Backed
Securities	$—	$5,793,082	$—	$5,793,082
Common Stock	49,950,503	45,984,544	—	95,935,047
Corporate Debt	—	83,319,889	565,000	83,884,889
Foreign Debt	—	9,879,906	—	9,879,906
Exchange-Traded Fund	4,620,000	—	—	4,620,000
U.S. Treasury Obligations	—	498,832	—	498,832
Preferred Stock	971,572	407,321	—	1,378,893
Short-Term Investments	—	9,768,589	—	9,768,589
Securities Lending
Collateral	—	33,129,822	—	33,129,822
Total	$55,542,075	$188,781,985	$565,000	$244,889,060
Foreign Currency
Exchange Contract	$—	$1,101	$—	$1,101
Swap Contracts	$—	$2,200	$—	$2,200

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency,
	Asset-Backed
	and Mortgage-	Common	Corporate
	Backed Securities	Stock	Debt	Other	Total
Balance as of
11/30/10	$54,625	$10,866	$353,027	$1	$418,519
Purchases	—	(11,491)	565,000	—	553,509
Sales	(13,552)	—	(355,164)	(1)	(368,717)
Net realized gain	9	—	2,165	1	2,175
Transfers out of
Level 3	(37,239)	—	—	—	(37,239)
Net change in
unrealized
appreciation/
depreciation	(3,843)	625	(28)	(1)	(3,247)
Balance as of
5/31/11	$—	$—	$565,000	$—	$565,000

Net change in
unrealized
appreciation/
depreciation
from investments
still held as of
5/31/11	$—	$—	$—	$—	$—

During the six months ended May 31, 2011, the Fund had transfers out of Level 3 investments into Level 2 investments in the amount of $37,239, which was due to the Fund’s pricing vendor being able to supply matrix prices for investments that had been utilizing broker quoted prices. During the six months ended May 31, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2011 and the year ended November 30, 2010 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/11*	11/30/10
Ordinary income	$8,018,905	$11,913,695
Return of capital	—	4,052,200
Total	$8,018,905	$15,965,895

*Tax information for the six months ended May 31, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

(continues)       25

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$212,762,315
Capital loss carryforwards as of 11/30/10	(53,576,805)
Realized gains 12/1/10–5/31/11	5,523,354
Other temporary differences	(15,716)
Unrealized appreciation of investments
and foreign currencies	12,078,289
Net assets	$176,771,437

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, straddles, contingent payment debt instruments, partnership income, tax treatment of CDS contracts, market discount and premium on debt instruments and passive foreign investment companies.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, dividends and distributions, CDS contracts, foreign capital gains tax, market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2011, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Distributions in excess of net investment income	$3,734,668
Accumulated net realized loss	(392,150)
Paid-in capital	(3,342,518)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2010 will expire as follows: $31,328,583 expires in 2016 and $22,248,222 expires in 2017.

For the six months ended May 31, 2011, the Fund had capital gains of $5,523,354, which may reduce the capital loss carryforwards.

6. Capital Stock

Shares obtained under the Fund’s dividend reinvestment plan are purchased by the Fund’s transfer agent, The Bank of New York Mellon (BNY Mellon) Shareowner Services, in the open market if the shares of the Fund are trading at a discount to the Fund’s net asset value on the dividend payment date. However, the dividend reinvestment plan provides that if the shares of the Fund are trading at a premium to the Fund’s net asset value on the dividend payment date, the Fund will issue shares to shareholders of record at net asset value. During the six months ended May 31, 2011, the Fund issued 36,309 shares for $478,707 under the Fund’s dividend reinvestment plan because the Fund was trading at a premium to net asset value on the respective dividend payment dates. During the year ended November 30, 2010, the Fund issued 83,412 shares for $1,020,065 under the Fund’s dividend reinvestment plan because the Fund was trading at a premium to net asset value on the respective dividend payment dates.

7. Line of Credit

For the six months ended May 31, 2011, the Fund borrowed money pursuant to a $50,000,000 Credit Agreement with BNY Mellon that expires on June 29, 2011. Depending on market conditions, the amount borrowed by the Fund pursuant to the Credit Agreement may be reduced or possibly increased in the future.

At May 31, 2011, the par value of loans outstanding was $40,000,000 at a variable interest rate of 1.5625%. During the six months ended May 31, 2011, the average daily balance of loans outstanding was $40,000,000 at a weighted average interest rate of approximately 1.5842%. Interest on borrowings is based on a variable short-term rate plus an applicable margin. The commitment fee is computed at a rate of 0.25% per annum on the unused balance. The loan is collateralized by the Fund’s portfolio.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Options Contracts — During the six months ended May 31, 2011, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to earn income; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions,” financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the six months ended May 31, 2011 for the Fund were as follows:

	Number of
	contracts	Premiums
Options outstanding at November 30, 2010	—	$—
Options written	1,214	62,038
Options expired	(1,010)	(49,412)
Options terminated in
closing purchase transactions	(204)	(12,626)
Options outstanding at May 31, 2011	—	$—

Swap Contracts — The Fund may enter into interest rate swap contracts, inflation swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended May 31, 2011, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At May 31, 2011, the net unrealized appreciation of credit default swaps was $2,200. If a credit event had occurred for all swap transactions where collateral posting was required as of May 31, 2011, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have received $142,000 less the value of the contracts’ related reference obligations.

As disclosed in the footnotes to the statement of net assets, at May 31, 2011, the notional value of the protection sold was $65,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At May 31, 2011, the net unrealized appreciation of the protection sold was $2,495.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

(continues)       27

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

8. Derivatives (continued)

Fair values of derivative instruments as of May 31, 2011 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Net Assets		Net Assets
	Location	Fair Value	Location	Fair Value
Foreign currency exchange contracts (Forward currency exchange contracts)	Receivables and other assets net of other liabilities	$1,101	Receivables and other assets net of other liabilities	$—

Credit contracts (Swap contracts)	Receivables and other assets net of other liabilities	2,200	Receivables and other assets net of other liabilities	—

Total		$3,301		$—

The effect of derivative instruments on the statement of operations for the period ended May 31, 2011 was as follows:

			Change in
			Unrealized
	Location of Gain	Realized Gain	Appreciation
	or Loss on	or Loss on	(Depreciation)
	Derivatives	Derivatives	on Derivatives
	Recognized in	Recognized in	Recognized in
	Income	Income	Income
Foreign currency exchange contracts (Forward currency exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation/ depreciation of investments and foreign currencies	$7,773	$(2,346)
Credit contracts (Swap contracts)	Net realized gain on swap contracts and net change in unrealized appreciation/ depreciation of investments and foreign currencies	6,686	(13,576)

Total		$14,459	$(15,922)

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected on the financial statements is as of the date of this report, but may not be indicative of the type and volume of derivative activity for the six months ended May 31, 2011.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At May 31, 2011, the value of securities on loan was $32,612,835, for which the Fund received collateral, comprised of non-cash collateral valued at $143,739 and cash collateral of $33,446,584. At May 31, 2011, the value of invested collateral was $33,129,822. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk

The Fund borrows through its line of credit for purposes of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s net asset value could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investor Services. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2011. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

(continues)       29

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

12. Proposed Fund Merger

On May 19, 2011, the Fund’s Board of Trustees approved a proposal to merge Delaware Investments® Global Dividend and Income Fund, Inc. (NYSE:DGF) into the Fund. Under the terms of the proposed reorganization, the Fund would acquire substantially all of DGF’s assets in exchange for newly issued shares of common beneficial interest of the Fund. Those shares of the Fund would then be distributed pro rata to DGF’s shareholders, and DGF would subsequently be liquidated and dissolved. Common shares of DGF would be exchanged for common shares of the Fund based on the relative net asset values of each Fund’s common shares. These transactions, which are expected to be tax-free, are subject to the approval of the Agreement and Plan of Acquisition by each Fund’s shareholders. Each Fund’s Board plans to submit the proposals described above to each Fund’s shareholders at a special meeting, currently expected to take place on September 21, 2011.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2011 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)

Delaware Enhanced Global Dividend and Income Fund

Changes to portfolio management team

Laura A. Ostrander was appointed co-portfolio manager of the Fund on April 15, 2011. Ms. Ostrander joined Babak Zenouzi, Damon J. Andres, D. Tysen Nutt, Jr., Liu-Er Chen, Edward A. Gray, Kevin P. Loome, Roger A. Early, Thomas H. Chow, and Wayne Anglace in making day-to-day decisions for the Fund.

Fund management

Babak “Bob” Zenouzi
Senior Vice President, Chief Investment Officer — Real Estate Securities and Income Solutions (RESIS)

Bob Zenouzi is the lead manager for the real estate securities and income solutions (RESIS) group at Delaware Investments, which includes the team, its process, and its institutional and retail products, which he created during his prior time with the firm. He also focuses on opportunities in Japan, Singapore, and Malaysia for the firm’s global REIT product. Additionally, he serves as lead portfolio manager for the firm’s Dividend Income products, which he helped to create in the 1990s. He is also a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He rejoined Delaware Investments in May 2006 as senior portfolio manager and head of real estate securities. In his first term with the firm, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

Damon J. Andres, CFA
Vice President, Senior Portfolio Manager

Damon J. Andres, who joined Delaware Investments in 1994 as an analyst, currently serves as a portfolio manager for the firm’s real estate securities and income solutions (RESIS) group. He also serves as a portfolio manager for the firm’s Dividend Income products. From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates. Andres earned a bachelor’s degree in business administration with an emphasis in finance and accounting from the University of Richmond.

Wayne A. Anglace, CFA
Vice President, Portfolio Manager

Wayne A. Anglace currently serves as a portfolio manager and trader for the firm’s convertible bond strategies. Prior to joining the firm in March 2007 as a research analyst and trader, he spent more than two years as a research analyst at Gartmore Global Investments for its convertible bond strategy. From 2000 to 2004, Anglace worked in private client research at Deutsche Bank Alex. Brown in Baltimore where he focused on equity research, and he started his financial services career with Ashbridge Investment Management in 1999. Prior to moving to the financial industry, Anglace worked as a professional civil engineer. He earned his bachelor’s degree in civil engineering from Villanova University and an MBA with a concentration in finance from Saint Joseph’s University, and he is a member of the CFA Society of Philadelphia.

(continues)       31

Other Fund information
(Unaudited)

Delaware Enhanced Global Dividend and Income Fund

Fund management (continued)

Liu-Er Chen, CFA
Senior Vice President, Chief Investment Officer — Emerging Markets and Healthcare

Liu-Er Chen heads the firm’s global Emerging Markets team, and he is also the portfolio manager for Delaware Healthcare Fund, which launched in September 2007. Prior to joining Delaware Investments in September 2006 in his current position, he spent nearly 11 years at Evergreen Investment Management Company, where he most recently served as managing director and senior portfolio manager. He co-managed the Evergreen Emerging Markets Growth Fund from 1999 to 2001, and became the Fund’s sole manager in 2001. He also served as the sole manager of the Evergreen Health Care Fund since its inception in 1999. Chen began his career at Evergreen in 1995 as an analyst covering Asian and global healthcare stocks, before being promoted to portfolio manager in 1998. Prior to his career in asset management, Chen worked for three years in sales, marketing, and business development for major American and European pharmaceutical and medical device companies. He is licensed to practice medicine in China and has experience in medical research at both the Chinese Academy of Sciences and Cornell Medical School. He holds an MBA with a concentration in management from Columbia Business School.

Thomas H. Chow, CFA
Senior Vice President, Senior Portfolio Manager

Thomas H. Chow is a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation in investment grade credit exposures. He is the lead portfolio manager for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund, as well as several institutional mandates. His experience includes significant exposure to asset liability management strategies and credit risk opportunities. Prior to joining Delaware Investments in 2001 as a portfolio manager working on the Lincoln General Account, he was a trader of high grade and high yield securities, and was involved in the portfolio management of collateralized bond obligations (CBOs) and insurance portfolios at SunAmerica/AIG from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at Conseco Capital Management from 1989 to 1997. Chow received a bachelor’s degree in business analysis from Indiana University, and he is a Fellow of Life Management Institute.

Roger A. Early, CPA, CFA, CFP
Senior Vice President, Co-Chief Investment Officer – Total Return Fixed Income Strategy

Roger A. Early rejoined Delaware Investments in March 2007 as a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation. During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. In recent years, Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and served as the chief investment officer for fixed income at Turner Investments. Prior to joining Delaware Investments in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion in mutual fund and institutional portfolios in the short-term and investment grade markets. He left the firm as head of institutional fixed income management. Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.

Edward A. “Ned” Gray, CFA
Senior Vice President, Chief Investment Officer — Global and International Value Equity

Ned Gray joined Delaware Investments in June 2005 in his current position, developing the firm’s Global and International Value Equity team, from Arborway Capital, which he co-founded in January 2005. He previously worked in the investment management business at Thomas Weisel Asset Management, and ValueQuest, which was acquired by TWAM in 2002. At ValueQuest, which he joined in 1987, Gray served as a senior investment professional with responsibilities for portfolio management, security analysis, quantitative research, performance analysis, global research, back office/investment information systems integration, trading, and client and consultant relations. Prior to ValueQuest, he was a research analyst at the Center for Competitive Analysis. Gray received his bachelor’s degree in history from Reed College and a master of arts in law and diplomacy, in international economics, business and law from Tufts University’s Fletcher School of Law and Diplomacy.

Kevin P. Loome, CFA
Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments

Kevin P. Loome is head of the High Yield fixed income team, responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining Delaware Investments in August 2007 in his current position, Loome spent 11 years at T. Rowe Price, starting as an analyst and leaving the firm as a portfolio manager. He began his career with Morgan Stanley as a corporate finance analyst in the New York and London offices. Loome received his bachelor’s degree in commerce from the University of Virginia and earned an MBA from the Tuck School of Business at Dartmouth.

D. Tysen Nutt Jr.
Senior Vice President, Senior Portfolio Manager, Team Leader

D. Tysen Nutt Jr. is senior portfolio manager and team leader for the firm’s Large-Cap Value team. Before joining Delaware Investments in 2004 as senior vice president and senior portfolio manager, Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers, where he managed mutual funds and separate accounts for institutions and private clients. He departed Merrill Lynch Investment Managers as a managing director. Prior to joining Merrill Lynch Investment Managers in 1994, Nutt was with Van Deventer & Hoch where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Laura A. Ostrander
Vice President, Senior Portfolio Manager

Laura A. Ostrander joined Delaware Investments in August 2010 as a senior portfolio manager specializing in emerging markets debt. Before joining the firm, she worked at Columbia Management, serving as lead portfolio manager on the firm’s multi-sector product since 2002, and as co-portfolio manager of the product since 1999. As lead portfolio manager, Ostrander was responsible for the overall asset allocation across U.S. government, emerging market, developed market foreign government, and high yield corporate bonds, and was directly responsible for the investment of assets in the U.S. and foreign sectors of the product. She was head of the Columbia Management international team from 1996 until her departure. Earlier on, Ostrander held portfolio management roles at American Express Financial, American Express Bank, and Offitbank. She has more than 20 years of experience in the financial services industry and more than 10 years of experience managing global fixed income portfolios. She earned her bachelor’s degree in economics from St. John Fisher College.

(continues)       33

Other Fund information
(Unaudited)

Delaware Enhanced Global Dividend and Income Fund

Change in independent registered public accounting firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Enhanced Global Dividend and Income Fund (the Fund) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Fund, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Fund for the fiscal year ending November 30, 2010. During the fiscal years ended November 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Fund did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Fund and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Fund nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements.

About the organization

This semiannual report is for the information of Delaware Enhanced Global Dividend and Income Fund shareholders. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its common stock on the open market at market prices.

Board of Directors	Affiliated officers	Contact information

Patrick P. Coyne
Chairman, President,
and Chief Executive Officer
Delaware Investments® Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry†
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison†
President and Chief Executive Officer
MLM Partners Inc.
Minneapolis, MN

Janet L. Yeomans†
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s website at www.delawareinvestments.com; and (iii) on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

Investment manager
Delaware Management Company
a series of Delaware Management
Business Trust
Philadelphia, PA

Principal office of the Fund
2005 Market Street
Philadelphia, PA 19103-7094

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

Registrar and stock transfer
agent
BNY Mellon Shareowner Services
480 Washington Blvd.
Jersey City, NJ 07310
800 851-9677

For securities dealers
and financial institutions
representatives
800 362-7500

Website
www.delawareinvestments.com
Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Your reinvestment options
Delaware Enhanced Global Dividend and Income Fund offers an automatic dividend reinvestment program. If you would like to change your reinvestment option, and shares are registered in your name, contact BNY Mellon Shareowner Services, at 800 851-9677. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

†Audit committee member

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Applicable to Form N-CSRs filed after fiscal years ending on or after December 31, 2005.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Enhanced Global Dividend and Income Fund

PATRICK P. COYNE
By: Patrick P. Coyne
Title: Chief Executive Officer
Date: July 25, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By: Patrick P. Coyne
Title: Chief Executive Officer
Date: July 25, 2011

RICHARD SALUS
By: Richard Salus
Title: Chief Financial Officer
Date: July 25, 2011